23. REGULATORY CHARGES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Global Reversion Reserve (RGR)	R$ 28	R$ 31
Energy Development Account (CDE)	64	58
Grantor inspection fee - ANEEL	3	3
Energy Efficiency Program	265	255
Research and development (R&D)	225	199
Energy System Expansion Research	4	3
National Scientific and Technological Development Fund	8	6
Proinfa - Alternative Energy Program	7	8
Royalties for use of water resources	13	10
Emergency capacity charge	26	26
Customer charges - Tariff flags	90
Others	4	5
Liability	737	604
Current liabilities	446	457	[1]
Non-current liabilities	R$ 291	R$ 147	[1]

[1]	See note 2.8.